Earning per share (Tables)	6 Months Ended
Jun. 30, 2020
Earnings per share [abstract]
Summary of Earning per share
The following table sets forth the computation of basic and diluted net income per share:

	Six months ended June 30,
	2019	2020
	RMB’million	RMB’million
Earnings
Net income attributable to the equity holders of the Company	1,914	1,826

	Number of shares
Shares
Weighted average ordinary shares outstanding, used in computing basic earnings per share	3,250,730,997	3,308,207,122
Dilution effect- Adjustments for share options and RSU	85,421,112	41,793,863

Shares used in computing diluted earnings per share	3,336,152,109	3,350,000,985

	RMB	RMB
Basic earnings per share for Class A and Class B ordinary shares	0.59	0.55
Diluted earnings per share for Class A and Class B ordinary shares	0.57	0.55
Basic earnings per ADS	1.18	1.10
Diluted earnings per ADS	1.15	1.09